Intangible Assets - Summary of Significant Goodwill Amounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Goodwill allocated to the cash-generating unit at balance sheet date	$ 9,451	$ 9,032
Average EBITDA (as defined)* margin over the initial 5-year period	21.50%
Americas Cement [member]
Disclosure of information for cash-generating units [line items]
Goodwill allocated to the cash-generating unit at balance sheet date	$ 2,157	$ 2,155
Discount rate applied to the cash flow projections (real pre-tax)	7.50%	7.70%
Average EBITDA (as defined)* margin over the initial 5-year period	53.80%	48.50%
Value-in-use (present value of future cash flows)	$ 10,749	$ 8,103
Excess of value-in-use over carrying amount	$ 5,953	$ 3,238
Long-term growth rates	1.80%	1.60%
AMAT South [member]
Disclosure of information for cash-generating units [line items]
Goodwill allocated to the cash-generating unit at balance sheet date	$ 944	$ 998
Discount rate applied to the cash flow projections (real pre-tax)	8.30%	8.00%
Average EBITDA (as defined)* margin over the initial 5-year period	17.90%	17.80%
Value-in-use (present value of future cash flows)	$ 5,041	$ 5,140
Excess of value-in-use over carrying amount	$ 2,749	$ 2,492
Long-term growth rates	1.80%	1.60%
Building Products [member]
Disclosure of information for cash-generating units [line items]
Goodwill allocated to the cash-generating unit at balance sheet date	$ 2,964	$ 2,573
Discount rate applied to the cash flow projections (real pre-tax)	8.30%	8.00%
Average EBITDA (as defined)* margin over the initial 5-year period	19.10%	18.30%
Value-in-use (present value of future cash flows)	$ 14,831	$ 12,977
Excess of value-in-use over carrying amount	$ 9,191	$ 7,653
Long-term growth rates	1.80%	1.60%